GEOGRAPHIC INFORMATION (Schedule of Long-Lived Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 14,246	$ 19,623
ISRAEL
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	13,431	18,472
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 815	$ 1,151